Schedule I Condensed Financial Information of Parent Company - Statements of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Net income / (loss)	$ (127,651)	$ 364,514	$ 194,663
Other comprehensive income / (loss) , net of tax
Foreign currency translation adjustment	(48,947)	(35,823)	47,469
Unrealized gains on available-for-sale investments, net of tax	1,122	15,837	34,556
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax		(96,251)	(4,245)
Other comprehensive income / (loss)	(47,825)	(116,237)	77,780
Comprehensive income / (loss) attributable to TAL Education Group's shareholders	(156,155)	251,958	274,896
Parent Company
Net income / (loss)	(110,195)	367,236	198,440
Other comprehensive income / (loss) , net of tax
Foreign currency translation adjustment	(47,082)	(34,864)	46,145
Unrealized gains on available-for-sale investments, net of tax	1,122	15,837	34,556
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax		(96,251)	(4,245)
Other comprehensive income / (loss)	(45,960)	(115,278)	76,456
Comprehensive income / (loss) attributable to TAL Education Group's shareholders	$ (156,155)	$ 251,958	$ 274,896